Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Pacific Stock Index Fund - Investor Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	$ 27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Investor Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Institutional Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Pacific Stock Index Fund - Institutional Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Emerging Markets Stock Index Fund - Institutional Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	38
3 YEAR	67
5 YEAR	98
10 YEAR	191
Vanguard Emerging Markets Stock Index Fund - Investor Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	59
3 YEAR	131
5 YEAR	210
10 YEAR	442
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard Pacific Stock Index Fund - Admiral Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard European Stock Index Fund - Admiral Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Total World Stock Index Fund - Investor Shares | Vanguard Total World Stock Index Fund
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	76
3 YEAR	185
5 YEAR	304
10 YEAR	652
Vanguard FTSE All-World ex-US Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Total World Stock Index Fund - Institutional Shares | Vanguard Total World Stock Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard FTSE All-World ex-US Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	100
3 YEAR	155
5 YEAR	215
10 YEAR	391
Vanguard Pacific Stock Index Fund - ETF Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard European Stock Index Fund - ETF Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Emerging Markets Stock Index Fund - ETF Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard FTSE All-World ex-US Index Fund - ETF Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard European Stock Index Fund - Signal Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Pacific Stock Index Fund - Signal Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Emerging Markets Stock Index Fund - Signal Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	89
5 YEAR	137
10 YEAR	280
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	126
3 YEAR	234
5 YEAR	353
10 YEAR	699
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	61
3 YEAR	137
5 YEAR	221
10 YEAR	467
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	56
3 YEAR	121
5 YEAR	193
10 YEAR	405
Vanguard European Stock Index Fund - Institutional Plus Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Pacific Stock Index Fund - Institutional Plus Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	57
5 YEAR	81
10 YEAR	153
Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Total World Stock Index Fund - ETF Shares | Vanguard Total World Stock Index Fund
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Emerging Markets Stock Index Fund - Admiral Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	89
5 YEAR	137
10 YEAR	$ 280